Business Segment Reporting	12 Months Ended
Dec. 31, 2011
Business Segment Reporting
Business Segment Reporting

Note 3. Business Segment Reporting

        The business of the Company is conducted through five reportable segments: TruGreen, Terminix, American Home Shield, ServiceMaster Clean and Other Operations and Headquarters.

        In accordance with accounting standards for segments, the Company's reportable segments are strategic business units that offer different services. The TruGreen segment provides residential and commercial lawn care services. The Terminix segment provides termite and pest control services to residential and commercial customers. The American Home Shield segment provides home service contracts to consumers that cover heating, ventilation, air conditioning, plumbing and other home systems and appliances. The ServiceMaster Clean segment provides residential and commercial disaster restoration and cleaning services primarily under the ServiceMaster and ServiceMaster Clean brand names, on-site furniture repair and restoration services primarily under the Furniture Medic brand name and home inspection services primarily under the AmeriSpec brand name. The Other Operations and Headquarters segment includes the franchised and Company-owned operations of Merry Maids, which provides house cleaning services. The Other Operations and Headquarters segment also includes SMAC, our financing subsidiary exclusively dedicated to providing financing to our franchisees and retail customers of our operating units, and the Company's headquarters operations, which provide various technology, marketing, finance, legal and other support services to the business units.

        Information regarding the accounting policies used by the Company is described in Note 1. The Company derives substantially all of its revenue from customers and franchisees in the United States with less than two percent generated in foreign markets. Operating expenses of the business units consist primarily of direct costs. Identifiable assets are those used in carrying out the operations of the business unit and include intangible assets directly related to its operations.

        Segment information for continuing operations is presented below:

	Year Ended Dec. 31,
(In thousands)	2011	2010	2009
Operating Revenue:
TruGreen	$1,100,741	$1,096,667	$1,048,936
Terminix	1,193,075	1,157,346	1,089,072
American Home Shield	686,737	656,572	630,251
ServiceMaster Clean	138,691	132,132	125,614
Other Operations and Headquarters	86,628	84,677	84,012

Total Operating Revenue	$3,205,872	$3,127,394	$2,977,885

Operating Income (Loss):(1)(2)(3)
TruGreen	$129,324	$112,312	$64,897
Terminix	220,622	199,750	184,131
American Home Shield	94,869	68,380	70,253
ServiceMaster Clean	57,674	55,450	50,456
Other Operations and Headquarters	(127,029)	(129,200)	(125,903)

Total Operating Income	$375,460	$306,692	$243,834

Identifiable Assets:
TruGreen	$2,087,055	$2,103,341	$2,108,908
Terminix	2,601,869	2,615,388	2,584,937
American Home Shield	954,599	956,089	977,217
ServiceMaster Clean	370,526	385,287	388,847
Other Operations and Headquarters	1,132,757	954,583	950,593

Total Identifiable Assets(4)	$7,146,806	$7,014,688	$7,010,502

Depreciation & Amortization Expense:
TruGreen	$41,929	$66,069	$87,726
Terminix	75,347	67,761	63,277
American Home Shield	27,331	42,259	41,728
ServiceMaster Clean	6,150	7,106	8,243
Other Operations and Headquarters	12,679	13,430	13,818

Total Depreciation & Amortization Expense(5)	$163,436	$196,625	$214,792

Capital Expenditures:
TruGreen	$44,714	$49,014	$28,792
Terminix	23,457	32,380	17,728
American Home Shield	17,529	8,031	1,820
ServiceMaster Clean	935	435	232
Other Operations and Headquarters	9,905	44,374	7,432

Total Capital Expenditures	$96,540	$134,234	$56,004

(1)
Presented below is a reconciliation of segment operating income to income (loss) from continuing operations before income taxes:

	Year Ended Dec. 31,
(In thousands)	2011	2010	2009
Total Segment Operating Income	$375,460	$306,692	$243,834
Non-operating Expense (Income):
Interest expense	273,123	286,933	299,333
Interest and net investment income	(10,886)	(9,358)	(7,079)
Loss (gain) on extinguishment of debt	774	—	(46,106)
Other expense	700	733	748

Income (Loss) from Continuing Operations before Income Taxes	$111,749	$28,384	$(3,062)

(2)
As described in Note 1, includes pre-tax non-cash impairment charges of $36.7 million and $26.6 million recorded in the years ended December 31, 2011 and 2009, respectively, to reduce the carrying value of trade names as a result of the Company's annual impairment testing of goodwill and indefinite-lived intangible assets. There were no similar impairment charges included in continuing operations in 2010. See Note 1 for a summary of the trade name impairment charges by segment.

(3)
Includes restructuring charges related to a reorganization of field leadership and a restructuring of branch operations at TruGreen, a branch optimization project at Terminix, information technology outsourcing and an initiative to enhance capabilities and reduce costs in our centers of excellence at Other Operations and Headquarters, Merger related charges and other restructuring costs. Presented below is a summary of restructuring charges (credits) by segment:

	Year Ended Dec. 31,
(In thousands)	2011	2010	2009
Restructuring charges (credits):
TruGreen	$1,115	$6,922	$8,717
Terminix	3,560	3,491	3,390
American Home Shield	—	(127)	147
ServiceMaster Clean	36	71	—
Other Operations and Headquarters	3,451	1,091	14,428

Total restructuring charges	$8,162	$11,448	$26,682

(4)
Assets of discontinued operations are not included in the business segment table.

(5)
There are no adjustments necessary to reconcile total depreciation and amortization as presented in the business segment table to the consolidated totals. Amortization of debt issue costs is not included in the business segment table.

        The Other Operations and Headquarters segment includes the operations of Merry Maids, as well as the Company's headquarters function. The Merry Maids operations reported revenue of $81.0 million, $78.6 million and $78.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Merry Maids operations reported operating income of $18.0 million, $16.9 million and $8.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        See Note 4 for information relating to segment goodwill.